UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2014

Principal
Amount		Value
	CONVERTIBLE BONDS ― 9.7%
	HEALTHCARE-PRODUCTS ― 1.5%
	Volcano Corp.
$1,000,000	1.750%, 12/1/2017	$995,625

	INTERNET ― 2.3%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018	526,250
	Qihoo 360 Technology Co., Ltd. - ADR
500,000	2.500%, 9/15/2018 (1)(2)	483,125
	WebMD Health Corp.
500,000	2.500%, 1/31/2018	501,250
		1,510,625
	MINING ― 2.7%
	Royal Gold, Inc.
1,000,000	2.875%, 6/15/2019	1,038,125
	Silver Standard Resources, Inc.
1,000,000	2.875%, 2/1/2033 (1)(2)	708,750
		1,746,875
	OIL & GAS ― 0.6%
	Cobalt International Energy, Inc.
500,000	3.125%, 5/15/2024	337,813

	PHARMACEUTICALS ― 1.0%
	VIVUS, Inc.
1,000,000	4.500%, 5/1/2020 (1)	666,875

	SOFTWARE ― 1.6%
	Electronic Arts, Inc.
700,000	0.750%, 7/15/2016	1,057,875

	TOTAL CONVERTIBLE BONDS
	(COST $6,430,374)	$6,315,688

	CORPORATE BONDS ― 58.4%
	AUTO PARTS & EQUIPMENT ― 0.8%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	510,000

	BANKS ― 6.1%
	Bank of America Corp.
500,000	5.125%, 12/29/2049	484,688
	Citigroup, Inc.
500,000	5.950%, 12/29/2049	493,125
	Fifth Third Bancorp
500,000	4.900%, 12/29/2049	486,474
	Goldman Sachs Group, Inc. (The)
500,000	5.700%, 12/29/2049	507,625
	JPMorgan Chase & Co.
500,000	5.000%, 12/29/2049	491,718
	Morgan Stanley
500,000	5.450%, 12/29/2049	501,525
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	558,750

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Principal
Amount		Value
	BANKS (Continued)
	Wells Fargo & Co. (3)
$400,000	7.980%, 3/29/2049	$443,500
		3,967,405
	BUILDING MATERIALS ― 0.8%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	537,500

	COMMERCIAL SERVICES ― 2.7%
	Avis Budget Car Rental LLC
750,000	5.500%, 4/1/2023	768,750
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	515,000
500,000	6.000%, 4/1/2024	495,000
		1,778,750
	DIVERSIFIED FINANCIAL SERVICES ― 1.7%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022	583,750
	Icahn Enterprises LP
500,000	6.000%, 8/1/2020	517,600
		1,101,350
	ELECTRIC ― 0.8%
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022	513,750

	ELECTRICAL COMPONENTS & EQUIPMENT ― 1.1%
	Belden, Inc.
750,000	5.250%, 7/15/2024 (1)	723,750

	ENTERTAINMENT ― 1.8%
	Cedar Fair LP
500,000	5.375%, 6/1/2024 (1)	498,125
	Scientific Games International, Inc.
500,000	6.250%, 9/1/2020	352,500
500,000	6.625%, 5/15/2021 (1)	350,625
		1,201,250
	FOOD ― 1.5%
	Big Heart Pet Brands
519,000	7.625%, 2/15/2019	511,215
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021 (1)	492,500
		1,003,715
	HEALTHCARE-SERVICES ― 3.9%
	CHS/Community Health Systems, Inc.
500,000	5.125%, 8/1/2021	521,250
	HCA Holdings, Inc.
500,000	6.250%, 2/15/2021	533,750
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022 (1)	478,750
	Select Medical Corp.
1,000,000	6.375%, 6/1/2021	1,020,000
		2,553,750

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Principal
Amount		Value
	HOME BUILDERS ― 2.9%
	DR Horton, Inc.
$500,000	5.750%, 8/15/2023	$531,250
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020 (1)	520,000
	KB Home
500,000	8.000%, 3/15/2020	550,000
250,000	7.500%, 9/15/2022	266,250
		1,867,500
	HOME FURNISHINGS ― 0.8%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	533,750

	LODGING ― 3.1%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	497,500
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021 (1)(2)	470,000
	MGM Resorts International
1,000,000	6.625%, 12/15/2021	1,055,000
		2,022,500
	MEDIA ― 3.6%
	Cequel Communications Holdings I LLC
750,000	6.375%, 9/15/2020 (1)	780,000
	Sirius XM Radio, Inc.
500,000	5.875%, 10/1/2020 (1)	516,250
1,000,000	6.000%, 7/15/2024 (1)	1,027,500
		2,323,750
	MINING ― 0.8%
	Thompson Creek Metals Co., Inc.
500,000	9.750%, 12/1/2017	522,500

	MISCELLANEOUS MANUFACTURING ― 2.7%
	Actuant Corp.
970,000	5.625%, 6/15/2022	1,011,225
	Bombardier, Inc.
750,000	6.125%, 1/15/2023 (1)(2)	766,875
		1,778,100
	OIL & GAS ― 3.9%
	Murphy Oil USA, Inc.
750,000	6.000%, 8/15/2023	787,500
	New Gulf Resources LLC
500,000	11.750%, 5/15/2019 (1)	367,500
	Range Resources Corp.
475,000	5.000%, 8/15/2022	477,375
	Sabine Oil & Gas LLC
500,000	9.750%, 2/15/2017	265,000
	United Refining Co.
618,000	10.500%, 2/28/2018	639,630
		2,537,005

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Principal
Amount		Value
	PACKAGING & CONTAINERS ― 2.5%
	Ball Corp.
$750,000	5.000%, 3/15/2022	$776,250
	Sealed Air Corp.
750,000	6.500%, 12/1/2020 (1)	825,000
		1,601,250
	PHARMACEUTICALS ― 2.3%
	Endo Finance LLC & Endo Finco, Inc.
500,000	5.375%, 1/15/2023 (1)	491,250
	Grifols Worldwide Operations, Ltd.
1,000,000	5.250%, 4/1/2022 (1)(2)	1,025,200
		1,516,450
	PIPELINES ― 1.6%
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	530,067
	Sabine Pass Liquefaction LLC
500,000	6.250%, 3/15/2022	509,375
		1,039,442
	REITS ― 1.6%
	Iron Mountain, Inc.
500,000	6.000%, 8/15/2023	522,500
500,000	5.750%, 8/15/2024	505,625
		1,028,125
	RETAIL ― 3.8%
	Claire's Stores, Inc.
500,000	9.000%, 3/15/2019 (1)	495,000
	Ferrellgas LP
500,000	6.500%, 5/1/2021	490,000
	Kohl's Corp.
500,000	3.250%, 2/1/2023	487,699
	Neiman Marcus Group LTD LLC
500,000	8.000%, 10/15/2021 (1)	531,250
	Toys R Us Property Co II LLC
500,000	8.500%, 12/1/2017	498,750
		2,502,699
	SOFTWARE ― 2.1%
	First Data Corp.
750,000	11.750%, 8/15/2021	864,375
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020 (1)	503,750
		1,368,125
	TELECOMMUNICATIONS ― 5.5%
	Avaya, Inc.
500,000	9.000%, 4/1/2019 (1)	513,750
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020	520,624
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021 (1)	716,250
	Frontier Communications Corp.
500,000	8.500%, 4/15/2020	560,000
250,000	6.250%, 9/15/2021	251,875

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Principal
Amount		Value
	TELECOMMUNICATIONS (Continued)
	T-Mobile USA, Inc.
$500,000	6.250%, 4/1/2021	$513,625
	Windstream Corp.
500,000	7.750%, 10/15/2020	517,500
		3,593,624
	TOTAL CORPORATE BONDS
	(COST $38,565,944)	$38,126,040

	MORTGAGE BACKED SECURITIES ― 5.2%
	Banc of America Mortgage Trust
593,519	Series 2004-B, 2.496%, 3/25/2034	592,289
	GSR Mortgage Loan Trust
538,963	Series 2004-14, 0.482%, 12/25/2034	477,626
	GSR Mortgage Loan Trust
520,550	Series 2004-9, 2.657%, 8/25/2034	505,291
	HomeBanc Mortgage Trust
559,791	Series 2006-2, 0.335%, 12/25/2036	487,547
	MortgageIT Trust
543,849	Series 2005-5, 0.465%, 12/25/2035	487,620
	Salomon Brothers Mortgage Securities VII, Inc.
438,143	Series 2003-B1, 2.494%, 9/25/2033	411,307
	WaMu Mortgage Pass-Through Certificates Trust
484,335	Series 2002-AR9, 1.513%, 8/25/2042	447,423
		3,409,103
	TOTAL MORTGAGE BACKED SECURITIES
	(COST $3,411,966)	$3,409,103

Number of
Shares
	PREFERRED STOCKS ― 7.6%
	BANKS ― 1.4%
	JPMorgan Chase & Co.
20,000	6.700%	528,400
	Regions Financial Corp.
15,000	6.375%	375,750
		904,150
	DIVERSIFIED FINANCIAL SERVICES ― 2.3%
	Ally Financial, Inc.(3)
22,500	8.500%	604,800
	Discover Financial Services
15,000	6.500%	380,100
	RBS Capital Funding Trust VII
20,000	6.080%	487,800
		1,472,700
	INVESTMENT COMPANIES ― 0.8%
	KKR Financial Holdings LLC
20,000	7.375%	533,200

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Number of
Shares		Value
	REITS ― 3.1%
	Annaly Capital Management, Inc.
15,000	7.500%	$372,750
	Capstead Mortgage Corp.
15,000	7.500%	371,700
	Digital Realty Trust, Inc.
20,000	7.375%	532,400
	iStar Financial, Inc.
15,000	8.000%	375,000
	MFA Financial, Inc.
15,000	7.500%	367,500
		2,019,350
	TOTAL PREFERRED STOCKS
	(COST $4,824,620)	$4,929,400

Principal
Amount
	BANK LOANS ― 3.0%
$1,000,000	Avaya, Inc.	961,605
	4.670%, 10/24/2017 (4)
1,000,000	J. C. Penney Corporation, Inc.	983,750
	6.000%, 5/22/2018 (4)
		1,945,355
	TOTAL BANK LOANS
	(COST $1,947,500)	$1,945,355

Number of
Contracts
	PURCHASED OPTIONS CONTRACTS ― 0.2%
	Gulfmark Offshore, Inc.
500	Exercise Price: $22.50, Expiration Date: January 2015	16,250
	Petroleo Brasileiro Sa Petrobr Sponsored - ADR
500	Exercise Price: $8.00, Expiration Date: January 2015	7,750
	Petroleo Brasileiro Sa Petrobr Sp - ADR - Non VTG
500	Exercise Price: $12.50, Expiration Date: March 2015	10,000
	Silver Std Res, Inc.
750	Exercise Price: $3.00, Expiration Date: January 2015	1,875
	Silver Std Res, Inc.
400	Exercise Price: $4.00, Expiration Date: January 2015	2,000
	United States Oil Fund Lp Units
500	Exercise Price: $18.00, Expiration Date: February 2015	28,250
	Vivus, Inc.
200	Exercise Price: $3.00, Expiration Date: January 2015	5,100
	Vivus, Inc. Put Option
400	Exercise Price: $4.00, Expiration Date: January 2015	46,800
		118,025
	TOTAL PURCHASED OPTIONS CONTRACTS
	(COST $156,873)	$118,025

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Principal
Amount		Value
	SHORT-TERM INVESTMENT ― 18.1%
$11,813,958	Fidelity Institutional Money Market Fund, 0.04% (5)	$11,813,958

	TOTAL MONEY SHORT-TERM INVESTMENT
	(COST $11,813,958)	$11,813,958

	TOTAL INVESTMENTS ― 102.2%
	(Cost $67,151,235)	66,657,569
	Liabilities in Excess of Other Assets ― (2.2)%	(1,418,288)
	TOTAL NET ASSETS ― 100.0%	$65,239,281

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(1) 144A Restricted Security
(2) Foreign security denominated in U.S. Dollars
(3) Variable rate security
(4) Floating interest rate
(5) The rate is the annualized seven-day yield at period end

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows*:

Cost of Investments	$67,151,235
Gross Unrealized Appreciation	909,067
Gross Unrealized Depreciation	(1,402,733)
Net Unrealized Depreciation	$(493,666)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

SECURITIES SOLD SHORT

Number of
Shares		Value
	COMMON STOCKS ― 2.3%
5,000	Cobalt International Energy, Inc. *	$44,450
19,100	Electronic Arts, Inc. *	897,987
1,890	Qihoo 360 Technology Co., Ltd. ― ADR *	108,221
3,610	Royal Gold, Inc.	226,347
9,625	Silver Standard Resources, Inc. *	48,173
11,340	VIVUS, Inc. *	32,659
2,905	WebMD Health Corp. *	114,893
		$1,472,730
	TOTAL COMMON STOCKS
	(Proceeds $1,389,303)	$1,472,730

	PREFERRED STOCK ― 0.3%
25,000	Petroleo Brasileiro SA	189,500

	TOTAL PREFERRED STOCK
	(Proceeds $180,893)	$189,500

Principal
Amount
	CORPORATE BONDS ― 6.0%
	AES Corp.
$500,000	4.875%, 5/15/2023	498,750
	Alcatel-Lucent USA, Inc.
500,000	6.750%, 11/15/2020 (1)	530,250
	Aramark Services, Inc.
1,000,000	5.750%, 3/15/2020	1,037,500
	ArcelorMittal
500,000	6.750%, 2/25/2022	536,250
	Isle Of Capri Casinos, Inc.
1,250,000	8.875%, 6/15/2020	1,306,250
		3,909,000
	TOTAL CORPORATE BONDS
	(Proceeds $3,916,188)	$3,909,000

Number
of Shares
	EXCHANGE TRADED FUND ― 4.8%
80,000	iShares US Preferred Stock ETF	3,155,200

	TOTAL EXCHANGE TRADED FUND
	(Proceeds $3,021,009)	$3,155,200

Principal
Amount
	U.S. TREASURY BONDS ― 33.4%
$13,500,000	1.750%, 9/30/2019	13,580,163
5,905,000	2.000%, 5/31/2021	5,934,986
2,245,000	2.500%, 5/15/2024	2,312,875
		21,828,024
	TOTAL U.S. TREASURY BONDS
	(Proceeds $21,785,568)	$21,828,024

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

SECURITIES SOLD SHORT

Number of
Contracts
	WRITTEN OPTIONS CONTRACT ― 0.0%
	United States Oil Fund Lp Units
500	Exercise Price: $15.00, Expiration Date: February 2015	$7,000

	TOTAL WRITTEN OPTIONS CONTRACT
	(Proceeds $7,736)	$7,000

	TOTAL SECURITIES SOLD SHORT ― 46.8%
	(Proceeds $30,300,697)	$30,561,454

	*	Non-Income Producing
ADR	-	American Depositary Receipt
	(1)	144A Restricted Security

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

						Premium
		Buy/Sell	Exercise	Expiration	Notional	Paid
Counterparty	Description	Protection	Price	Date	Amount	(Received)	Value
JPMorgan	CDX.N.A.HY.22
	Put - 5 Year Index	Buy	$106.00	1/21/2015	$10,000,000	$69,000	$75,970
Total Credit Default Swaptions on Credit Indices						69,000	75,970

Total Swaption Contracts						$69,000	$75,970

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of December 31, 2014

Total Return Swaps
				Floating				Premium	Unrealized
		Notional	Pay/Receive	Rate	Maturity	Fair		Paid	Appreciation/
Counterparty	Description	Amount	Rate	Index	Date	Value		(Received)	(Depreciation)
JPMorgan	IBOX
	High Yield Index	$5,000,000.00	Receive	3-month LIBOR	3/25/2015	$(190,337	)(1)	$-	$(190,337)
Total Total Return Swaps						(190,337)		-	(190,337)

Total Swap Contracts						$(190,337)		$-	$(190,337)

(1) Fair value includes accrued interest

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the “Adviser” or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2014:

Description	Level 1	Level 2	Level 3	Total

Assets
Convertible Bonds	$-	$6,315,688	$-	$6,315,688
Corporate Bonds	-	38,126,040	-	38,126,040
Mortgage Backed Securities	-	3,409,103	-	3,409,103
Bank Loans	-	1,945,355	-	1,945,355
Preferred Stocks	4,929,400	-	-	4,929,400
Purchased Options	-	118,025	-	118,025
Short-Term Investments	11,813,958	-	-	11,813,958
Total	$16,743,358	$49,914,211	$-	$66,657,569

Security Valuation (Unaudited) (Continued)
Description	Level 1	Level 2	Level 3	Total

Liabilities
Common Stocks	$(1,472,730)	$-	$-	$(1,472,730)
Preferred Stocks	(189,500)	-	-	(189,500)
Corporate Bonds	-	(3,909,000)	-	(3,909,000)
Exchange Traded Fund	(3,155,200)	-	-	(3,155,200)
U.S. Treasury Bonds	-	(21,828,024)	-	(21,828,024)
Written Options	-	(7,000)	-	(7,000)
Total	$(4,817,430)	$(25,744,024)	$-	$(30,561,454)

Other Financial Instruments*
Total Return Swaps	$-	$(190,337)	$-	$(190,337)
Credit Default Swaptions on Credit Indices	-	75,970	-	75,970
Total Other Financial Instruments	$(194,601)	$(114,367)	$-	$(114,367)

* Other financial instruments are total return swaps, and swaptions which are detailed in the Schedule of Investments.

** Values reported are unrealized appreciation/depreciation at year end.

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at year end.

There were no Level 3 securities held at year end.

Derivatives

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the quarter ended December 31, 2014 was related to the use of purchased options, purchased swaptions, and purchased total return swaps.

Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Derivatives (Unaudited) (Continued)

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended December 31, 2014 was related to the use of purchased options, purchased swaptions, and total return swap contracts.

Swap Contracts – The Fund may engage in various swap transactions including, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, index swaps, and total return swaps. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Strategic Income Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Strategic Income Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the

Derivatives (Unaudited) (Continued)

value of the contract may not correlate with changes in the value of the underlying securities. As of December 31, 2014, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of December 31, 2014, the Fund had an outstanding options contract as listed on Schedule of Investments.  Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.  As of December 31, 2014, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2014:

		Asset Derivatives	Liability Derivatives
Risk exposure Category	Security Type	Value	Value
Credit Indices	Total Return Swaps	$-	$(190,337)
Credit contracts	Swaptions	75,970	-
Total		$75,970	$(190,337)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date       February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date       February 27, 2015